Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost $8,299,496 and $8,274,194)	$ 8,212,740	$ 7,945,942
Common stocks	5,100
Commercial mortgage loans	1,455,156	1,509,132
Policy loans	178,890	186,827
Short-term investments	129,660	184,820
Other invested assets	19,406	18,412
Total Investments	10,000,952	9,845,133
Cash	3,388	49,121
Accrued investment income	92,997	91,214
Reinsurance recoverables	6,280,337	5,984,458
Valuation of business acquired	186,701	247,702
Deposit receivable	1,199,537	1,250,328
Other assets	682,654	633,091
Current income tax	2,051	1,472
Deferred tax asset, net	3,686	65,040
Separate account assets	1,342,220	1,395,141
Total Assets	19,794,523	19,562,700
LIABILITIES
Future policy benefits and other policyholder liabilities	5,111,791	4,757,641
Policyholders' account balances	10,935,372	11,120,565
Accrued expenses and other liabilities	104,120	95,826
Modified coinsurance payable	1,199,537	1,250,328
Other long-term debt - affiliate	659,000	608,700
Separate account liabilities	1,342,220	1,395,141
Total Liabilities	19,352,040	19,228,201
SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized, 25,000 shares issued and outstanding	2,500	2,500
Additional paid-in capital	593,558	593,558
Accumulated other comprehensive income (loss)	(36,168)	(154,699)
Retained earnings (deficit)	(117,407)	(106,860)
Total Shareholder's Equity	442,483	334,499
Total Liabilities and Shareholder's Equity	$ 19,794,523	$ 19,562,700